Schedule of share based compensation (Details) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) R$ / shares
IfrsStatementLineItems [Line Items]
Dividends per share | R$ / shares	R$ 1.83
Total | R$	R$ 2,911,424
Anticipated Dividend [Member]
IfrsStatementLineItems [Line Items]
Anticipated dividend | R$	R$ 1,750,000
Dividends per share | R$ / shares	R$ 1.26801069070972
Interest On Equity [Member]
IfrsStatementLineItems [Line Items]
Dividends per share | R$ / shares	R$ 0.19150790423
Interest on equity | R$	R$ 256,953
Mandatory Minimum Dividends [Member]
IfrsStatementLineItems [Line Items]
Dividends per share | R$ / shares	R$ 0.67410640690
Mandatory minimum dividends | R$	R$ 904,471